General Information - Summary of Consolidated Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Total assets	₩ 37,159,341	₩ 33,662,545
Total liabilities	20,592,180	18,111,112
Operating revenues	25,205,659	24,440,647	₩ 24,899,189
Profit (loss) for the year	₩ 1,459,395	₩ 746,256	₩ 695,868
KT Powertel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary		KT Powertel Co., Ltd.	KT Powertel Co., Ltd.
Total assets		₩ 119,694	₩ 118,052
Total liabilities		18,833	19,766
Operating revenues		65,897	62,846
Profit (loss) for the year		₩ 3,809	₩ 3,085
KT Linkus Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Linkus Inc.	KT Linkus Inc.	KT Linkus Inc.
Total assets	₩ 54,219	₩ 58,372	₩ 70,494
Type of Business	Public telephone maintenance
Total liabilities	₩ 53,316	54,022	62,088
Location	Korea
Operating revenues	₩ 81,434	₩ 84,519	97,892
Controlling percentage ownership	92.40%	92.40%
Profit (loss) for the year	₩ (3,095)	₩ (3,212)	₩ (2,258)
Closing month	December
KT Submarine Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Submarine Co., Ltd.	KT Submarine Co., Ltd.	KT Submarine Co., Ltd.
Total assets	₩ 110,390	₩ 116,813	₩ 120,947
Type of Business	Submarine cable construction and maintenance
Total liabilities	₩ 10,736	14,032	18,452
Location	Korea
Operating revenues	₩ 31,374	₩ 110,201	55,244
Controlling percentage ownership	39.30%	39.30%
Profit (loss) for the year	₩ (3,183)	₩ 1,197	₩ 486
Closing month	December
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Telecop Co., Ltd.	KT Telecop Co., Ltd.	KT Telecop Co., Ltd.
Total assets	₩ 363,224	₩ 318,456	₩ 279,878
Type of Business	Security service
Total liabilities	₩ 233,797	193,737	153,841
Location	Korea
Operating revenues	₩ 515,456	₩ 392,489	332,063
Controlling percentage ownership	86.80%	86.80%
Profit (loss) for the year	₩ 3,985	₩ 212	₩ (4,875)
Closing month	December
KT Hitel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary		KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)	KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)
Total assets		₩ 288,949	₩ 279,818
Total liabilities		92,599	74,769
Operating revenues		350,231	323,065
Profit (loss) for the year		₩ 2,080	₩ 1,426
KT service bukbu Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Service Bukbu Inc.	KT Service Bukbu Inc.	KT Service Bukbu Inc.
Total assets	₩ 59,341	₩ 60,825	₩ 64,802
Type of Business	Opening services of fixed line
Total liabilities	₩ 54,070	56,554	58,984
Location	Korea
Operating revenues	₩ 231,602	₩ 217,451	219,427
Controlling percentage ownership	67.30%	67.30%
Profit (loss) for the year	₩ 1,128	₩ (871)	₩ (445)
Closing month	December
KT service nambu Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Service Nambu Inc.	KT Service Nambu Inc.	KT Service Nambu Inc.
Total assets	₩ 62,513	₩ 58,182	₩ 63,917
Type of Business	Opening services of fixed line
Total liabilities	₩ 52,695	51,460	55,548
Location	Korea
Operating revenues	₩ 271,174	₩ 264,776	266,148
Controlling percentage ownership	77.30%	77.30%
Profit (loss) for the year	₩ 1,430	₩ (456)	₩ 280
Closing month	December
KT Commerce Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Commerce Inc.
Type of Business	B2C, B2B service
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.2 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.2
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.3 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.3
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.4 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.4
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.5 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.5
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
BCVP Strategic Investment Fund No. 1 [member]
Disclosure of subsidiaries [line items]
Subsidiary	BC-VP Strategic Investment Fund No.1
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	BC Card Co., Ltd.	BC Card Co., Ltd.	BC Card Co., Ltd.
Total assets	₩ 3,933,427	₩ 3,084,398	₩ 3,912,982
Type of Business	Credit card business
Total liabilities	₩ 2,481,004	1,778,751	2,594,232
Location	Korea
Operating revenues	₩ 3,580,970	₩ 3,387,640	3,553,008
Controlling percentage ownership	69.50%	69.50%
Profit (loss) for the year	₩ 120,308	₩ 39,455	₩ 115,885
Closing month	December
VP Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	VP Inc.
Type of Business	Payment security service for credit card, others
Location	Korea
Controlling percentage ownership	50.90%	50.90%
Closing month	December
H&C Network Co.,Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	H&C Network Co., Ltd.	H&C Network	H&C Network Co. Ltd.
Total assets	₩ 88,616	₩ 269,651	₩ 282,016
Type of Business	Call center for financial sectors
Total liabilities	₩ 4,993	61,365	68,401
Location	Korea
Operating revenues	₩ 227,604	₩ 322,690	320,701
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 11,995	₩ 2,413	₩ (1,593)
Closing month	December
BC Card China Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	BC Card China Co., Ltd.
Type of Business	Software development and data processing
Location	China
Controlling percentage ownership	100.00%	100.00%
Closing month	December
INITECH Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	INITECH Co., Ltd.
Type of Business	Internet banking ASP and security solutions
Location	Korea
Controlling percentage ownership	58.20%	58.20%
Closing month	December
Smartro Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Smartro Co., Ltd.
Type of Business	VAN (Value Added Network) business
Location	Korea
Controlling percentage ownership	64.50%	64.50%
Closing month	December
KTDS Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTDS Co., Ltd.	KTDS Co., Ltd.	KTDS Co., Ltd.
Total assets	₩ 341,358	₩ 183,297	₩ 158,153
Type of Business	System integration and maintenance
Total liabilities	₩ 199,831	133,129	105,462
Location	Korea
Operating revenues	₩ 632,899	₩ 499,990	428,758
Controlling percentage ownership	95.50%	95.50%
Profit (loss) for the year	₩ 21,464	₩ 10,635	₩ 9,027
Closing month	December
KT M Hows Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary		KT M Hows Co., Ltd.	KT M Hows Co., Ltd.
Total assets		₩ 104,704	₩ 74,326
Total liabilities		76,315	50,638
Operating revenues		44,860	33,443
Profit (loss) for the year		₩ 6,935	₩ 6,771
KT M&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT M&S Co., Ltd.	KT M&S Co., Ltd.	KT M&S Co., Ltd.
Total assets	₩ 241,377	₩ 231,260	₩ 248,142
Type of Business	PCS distribution
Total liabilities	₩ 203,051	197,306	215,777
Location	Korea
Operating revenues	₩ 710,634	₩ 661,533	813,498
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 3,496	₩ (485)	₩ 12,732
Closing month	December
GENIE Music Corporation K T Music Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary			GENIE Music Corporation
Total assets		250,538	₩ 234,131
Total liabilities		88,488	80,952
Operating revenues		247,237	230,480
Profit (loss) for the year		₩ 9,472	₩ 7,658
KT MOS Bukbu Co.,Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT MOS Bukbu Co., Ltd.	KT MOS Bukbu Co., Ltd.	KT MOS Bukbu Inc.
Total assets	₩ 32,511	₩ 32,167	₩ 33,376
Type of Business	Telecommunication facility maintenance
Total liabilities	₩ 25,402	26,070	28,841
Location	Korea
Operating revenues	₩ 70,212	₩ 67,975	63,761
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 1,637	₩ 1,473	₩ 353
Closing month	December
KTMOS Nambu Co.,Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT MOS Nambu Co., Ltd.	KT MOS Nambu Co., Ltd.	KT MOS Nambu Inc.
Total assets	₩ 36,741	₩ 33,765	₩ 34,258
Type of Business	Telecommunication facility maintenance
Total liabilities	₩ 26,053	24,947	26,722
Location	Korea
Operating revenues	₩ 71,940	₩ 71,259	67,300
Controlling percentage ownership	98.40%	98.40%
Profit (loss) for the year	₩ 2,016	₩ 1,639	₩ 3,099
Closing month	December
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Skylife Co., Ltd.	KT Skylife Co., Ltd.	KT Skylife Co., Ltd.
Total assets	₩ 1,275,645	₩ 919,476	₩ 848,276
Total liabilities	469,694	175,039	142,839
Operating revenues	772,950	706,631	704,996
Profit (loss) for the year	₩ 62,309	₩ 58,190	₩ 56,008
Skylife TV Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Skylife TV Co., Ltd.
Type of Business	TV contents provider
Location	Korea
Controlling percentage ownership	100.00%	92.60%
Closing month	December
KT Estate Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Estate Inc.	KT Estate Inc.	KT Estate Inc.
Total assets	₩ 2,370,940	₩ 1,689,601	₩ 1,686,000
Type of Business	Residential building development and supply
Total liabilities	₩ 791,884	325,429	295,706
Location	Korea
Operating revenues	₩ 577,578	₩ 365,335	485,686
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 213,203	₩ 14,370	₩ 48,552
Closing month	December
KT AMC Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT AMC Inc.
Type of Business	Asset management and consulting services
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
NEXR Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT NEXR Co., Ltd.
Type of Business	Cloud system implementation
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KTGDH Co., Ltd. (KTSB Data service) [member]
Disclosure of subsidiaries [line items]
Subsidiary		KTGDH Co., Ltd. (KTSB Data Service)	KTGDH Co., Ltd. (KTSB Data service)
Total assets		₩ 11,003	₩ 10,437
Total liabilities		1,669	1,628
Operating revenues		4,282	3,977
Profit (loss) for the year		₩ 538	₩ 344
KT Sat Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Sat Inc.	KT Sat Inc.	KT Sat Inc.
Total assets	₩ 593,616	₩ 630,740	₩ 651,195
Type of Business	Satellite communication business
Total liabilities	₩ 34,169	92,791	127,523
Location	Korea
Operating revenues	₩ 174,750	₩ 173,693	168,376
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 20,830	₩ 14,753	₩ 16,497
Closing month	December
Nasmedia Co Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia Co., Ltd.	Nasmedia Co., Ltd.	Nasmedia Co., Ltd.
Total assets	₩ 490,394	₩ 422,039	₩ 356,236
Total liabilities	268,618	221,371	203,105
Operating revenues	125,876	113,136	117,550
Profit (loss) for the year	₩ 27,120	₩ 23,134	₩ 22,484
KT Sports Inc [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Sports Inc.	KT Sports Inc.	KT Sports Inc.
Total assets	₩ 29,524	₩ 26,572	₩ 15,603
Type of Business	Management of sports group
Total liabilities	₩ 19,740	14,940	8,333
Location	Korea
Operating revenues	₩ 67,612	₩ 46,608	55,241
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (2,039)	₩ (2,516)	₩ (464)
Closing month	December
KT music contents fund no.1 [member]
Disclosure of subsidiaries [line items]
Subsidiary		KT Music Contents Fund No.1	KT Music Contents Fund No.1
Total assets		₩ 4,844	₩ 10,579
Total liabilities		1,525	1,677
Operating revenues		243	521
Profit (loss) for the year		₩ 84	₩ 345
K T Music Contents Fund No.2 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Music Contents Fund No.2	KT Music Contents Fund No.2	KT Music Contents Fund No.2
Total assets	₩ 14,985	₩ 15,021	₩ 7,675
Type of Business	Music contents investment business
Total liabilities	₩ 278	285	279
Location	Korea
Operating revenues	₩ 253	₩ 169	331
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (30)	₩ (116)	₩ 48
Closing month	December
KT-Michigan global contents fund [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT-Michigan Global Contents Fund	KT-Michigan Global Contents Fund	KT-Michigan Global Content Fund
Total assets	₩ 3,552	₩ 10,382	₩ 11,688
Type of Business	Content investment business
Total liabilities	₩ 112	175	61
Location	Korea
Operating revenues	₩ 13,592	₩ 111	248
Controlling percentage ownership	88.60%	88.60%
Profit (loss) for the year	₩ 10,032	₩ (1,420)	₩ (1,113)
Closing month	December
Autopion Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Autopion Co., Ltd.	Autopion Co., Ltd.
Total assets		₩ 4,903	₩ 7,460
Total liabilities		4,961	4,894
Operating revenues		6,174	5,604
Profit (loss) for the year		₩ (2,459)	₩ (302)
KTCS Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTCS Corporation	KTCS Corporation	KTCS Corporation
Total assets	₩ 416,750	₩ 384,919	₩ 378,171
Type of Business	Database and online information provider
Total liabilities	₩ 234,172	215,175	213,983
Location	Korea
Operating revenues	₩ 968,499	₩ 933,006	944,778
Controlling percentage ownership	32.20%	31.90%
Profit (loss) for the year	₩ 19,034	₩ 11,323	₩ 7,597
Closing month	December
KTIS Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTIS Corporation	KTIS Corporation	KTIS Corporation
Total assets	₩ 369,361	₩ 294,289	₩ 305,798
Type of Business	Database and online information provider
Total liabilities	₩ 177,619	126,894	137,524
Location	Korea
Operating revenues	₩ 487,801	₩ 454,172	454,561
Controlling percentage ownership	31.40%	30.80%
Profit (loss) for the year	₩ 24,944	₩ 7,387	₩ 9,205
Closing month	December
KT M mobile Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT M Mobile Inc.	KT M Mobile Inc.	KT M mobile Inc.
Total assets	₩ 144,175	₩ 129,011	₩ 135,917
Type of Business	Special category telecommunications operator and sales of communication device
Total liabilities	₩ 40,749	27,281	30,603
Location	Korea
Operating revenues	₩ 204,641	₩ 163,472	161,720
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 5,918	₩ (3,617)	₩ (5,580)
Closing month	December
KT Investment Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Investment Co., Ltd.	KT Investment Co., Ltd.	KT Investment Co., Ltd.
Total assets	₩ 87,366	₩ 115,627	₩ 73,463
Type of Business	Technology business finance
Total liabilities	₩ 66,108	93,695	56,212
Location	Korea
Operating revenues	₩ 21,040	₩ 47,801	13,375
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (697)	₩ 4,680	₩ 847
Closing month	December
Whowho&Company Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Whowho&Company., Ltd.
Type of Business	Software development and supply
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Next Connect PFV Inc[member]
Disclosure of subsidiaries [line items]
Subsidiary	Next Connect PFV Inc.	Next Connect PFV Inc.	Next connect PFV Inc.
Total assets	₩ 518,441	₩ 394,268	₩ 385,412
Type of Business	Residential building development and supply
Total liabilities	₩ 167,963	37,271	24,275
Location	Korea
Operating revenues	₩ 0	₩ 26	1,590
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (6,519)	₩ (7,101)	₩ (5,898)
Closing month	December
KT Rwanda Networks Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Rwanda Networks Ltd.	KT Rwanda Networks Ltd.	KT Rwanda Networks Ltd.
Total assets	₩ 125,860	₩ 114,768	₩ 132,461
Type of Business	Network installation and management
Total liabilities	₩ 236,389	191,781	183,164
Location	Rwanda
Operating revenues	₩ 23,328	₩ 17,870	18,013
Controlling percentage ownership	51.00%	51.00%
Profit (loss) for the year	₩ (28,770)	₩ (34,610)	₩ (31,662)
Closing month	December
AOS Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	AOS Ltd.	AOS Ltd.	AOS Ltd.
Total assets	₩ 11,539	₩ 11,812	₩ 12,337
Type of Business	System integration and maintenance
Total liabilities	₩ 2,812	3,875	3,993
Location	Rwanda
Operating revenues	₩ 6,942	₩ 5,719	6,982
Controlling percentage ownership	51.00%	51.00%
Profit (loss) for the year	₩ 823	₩ 296	₩ (591)
Closing month	December
KT Belgium [member]
Disclosure of subsidiaries [line items]
Subsidiary		KT Belgium	KT Belgium
Total assets		₩ 87,608	₩ 93,321
Total liabilities		0	11
Operating revenues		(81)
Profit (loss) for the year		₩ (81)	₩ (64)
KT ORS Belgium [member]
Disclosure of subsidiaries [line items]
Subsidiary			KT ORS Belgium
Total assets			₩ 6,913
Total liabilities			14
Profit (loss) for the year			₩ (43)
Korea Telecom China Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Korea Telecom China Co., Ltd.	Korea Telecom China Co., Ltd.
Total assets		₩ 381	₩ 879
Total liabilities		21	39
Operating revenues		618	844
Profit (loss) for the year		₩ (492)	₩ 192
KT Japan Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Japan Co., Ltd.	KT Japan Co., Ltd.	KT Japan Co., Ltd.
Total assets	₩ 1,474	₩ 2,694	₩ 1,851
Type of Business	Foreign telecommunication business
Total liabilities	₩ 2,633	2,622	2,858
Location	Japan
Operating revenues	₩ 1,298	₩ 1,853	2,891
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (142)	₩ 1	₩ 651
Closing month	December
KBTO sp.zo.o. [member]
Disclosure of subsidiaries [line items]
Subsidiary		KBTO sp.z o.o.	KBTO sp.zo.o.
Total assets		₩ 438	₩ 1,767
Total liabilities		117	245
Operating revenues		490	519
Profit (loss) for the year		₩ (2,823)	₩ (3,457)
KT America, Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT America, Inc.	KT AMERICA, INC	KT AMERICA, INC
Total assets	₩ 4,884	₩ 4,498	₩ 4,611
Type of Business	Foreign investment business
Total liabilities	₩ 101	125	537
Location	USA
Operating revenues	₩ 6,508	₩ 6,808	6,808
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 201	₩ 712	₩ 572
Closing month	December
KT Dutch B.V. [member]
Disclosure of subsidiaries [line items]
Subsidiary		KT Dutch B.V.	KT Dutch B.V.
Total assets		₩ 29,585	₩ 31,003
Total liabilities		10,109	50
Operating revenues		26,782
Profit (loss) for the year		₩ 6,061	₩ (242)
Super iMax LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary			Super iMax LLC
Total assets			₩ 3,568
Total liabilities			5,304
Operating revenues			4,604
Profit (loss) for the year			₩ (631)
East Telecom LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	East Telecom LLC		East Telecom LLC
Total assets	₩ 35,904		₩ 20,857
Type of Business	Fixed line internet business
Total liabilities	₩ 22,088		16,302
Location	Uzbekistan
Operating revenues	₩ 11,960		17,186
Controlling percentage ownership	91.60%	91.60%
Profit (loss) for the year	₩ 2,487		₩ 2,140
Closing month	December
PT. KT Indonesia [member]
Disclosure of subsidiaries [line items]
Subsidiary			PT. KT Indonesia
Total assets			₩ 8
Total liabilities			₩ 0
PT BC card Asia Pacific [member]
Disclosure of subsidiaries [line items]
Subsidiary	PT. BC Card Asia Pacific
Type of Business	Software development and supply
Location	Indonesia
Controlling percentage ownership	99.90%	99.90%
Closing month	December
KT Hongkong Telecommunications Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Hong Kong Telecommunications Co., Ltd.	KT Hong Kong Telecommunications Co., Ltd.	KT Hongkong Telecommunications Co., Ltd.
Total assets	₩ 6,613	₩ 6,159	₩ 5,126
Type of Business	Fixed line telecommunication business
Total liabilities	₩ 1,346	2,800	2,923
Location	Hong Kong
Operating revenues	₩ 18,825	₩ 16,386	13,321
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 1,313	₩ 1,308	₩ 586
Closing month	December
Korea Telecom Singapore Pte.Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Korea Telecom Singapore Pte. Ltd.
Type of Business	Foreign investment business
Location	Singapore
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Texnoprosistem LLP [member]
Disclosure of subsidiaries [line items]
Subsidiary	Texnoprosistem LLC
Type of Business	Fixed line internet business
Location	Uzbekistan
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Nasmedia Thailand Co Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia Thailand Co., Ltd.
Type of Business	Internet advertising solution
Location	Thailand
Controlling percentage ownership	99.90%	99.90%
Closing month	December
KT Hopemate [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Hopemate	KT Hopemate	KT Hopemate
Total assets	₩ 6,311	₩ 3,720	₩ 2,129
Type of Business	Manufacturing
Total liabilities	₩ 2,978	2,787	1,019
Location	Korea
Operating revenues	₩ 12,538	₩ 5,239	1,027
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 116	₩ (13)	₩ (390)
Closing month	December
GE Premier 1st Corporate Restructuring Real Estate Investment Trust Co. [member]
Disclosure of subsidiaries [line items]
Subsidiary		GE Premier 1st Corporate Restructuring Real Estate Investment Trust Co.	GE Premier 1st Corporate Restructuring Real Estate Investment Trust Co.
Total assets		₩ 5,703	₩ 6,285
Total liabilities		1,165	1,139
Operating revenues		333	176
Profit (loss) for the year		₩ 83	₩ 70
K-REALTY RENTAL HOUSING REIT 3 [member]
Disclosure of subsidiaries [line items]
Subsidiary	K-REALTY RENTAL HOUSING REIT 3		K-REALTY RENTAL HOUSING REIT 3
Total assets			₩ 300
Type of Business	Residential building
Location	Korea
Controlling percentage ownership	88.60%	88.60%
Closing month	December
GENIE Music Corporation(KT Music Corporation) [member]
Disclosure of subsidiaries [line items]
Subsidiary		GENIE Music Corporation
Storywiz Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary		Storywiz Co., Ltd
Total assets		₩ 21,594
Total liabilities		10,065
Operating revenues		19,209
Profit (loss) for the year		₩ (1,954)
KT Engineering Co Ltd KT ENGCORE Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)	KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)
Total assets	₩ 185,850	₩ 138,220
Type of Business	Telecommunication facility construction and maintenance
Total liabilities	₩ 144,832	102,963
Location	Korea
Operating revenues	₩ 284,998	₩ 346,040
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 366	₩ (8,461)
Closing month	December
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.) [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)
Total assets	₩ 390,671
Type of Business	Data communication
Total liabilities	₩ 172,767
Location	Korea
Operating revenues	₩ 471,870
Controlling percentage ownership	73.00%	67.10%
Profit (loss) for the year	₩ (8,692)
Closing month	December
GENIE Music Corporation [Member]
Disclosure of subsidiaries [line items]
Subsidiary	GENIE Music Corporation
Type of Business	Online music production and distribution
Location	Korea
Controlling percentage ownership	36.20%	36.20%
Closing month	December
KT Skylife [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Skylife Co., Ltd.
Type of Business	Satellite TV
Location	Korea
Controlling percentage ownership	50.30%	50.30%
Closing month	December
KTGDH Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KTGDH Co., Ltd.
Total assets	₩ 11,464
Type of Business	Data center development and related service
Total liabilities	₩ 1,560
Location	Korea
Operating revenues	₩ 4,423
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 553
Closing month	December
Nasmedia, Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia, Co., Ltd.
Type of Business	Solution provider and IPTV advertisement sales business
Location	Korea
Controlling percentage ownership	44.00%	44.00%
Closing month	December
PlayD Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	PlayD Co., Ltd.
Type of Business	Advertising agency
Location	Korea
Controlling percentage ownership	70.40%	70.40%
Closing month	December
Storywiz [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Storywiz Co., Ltd.
Type of Business	Contents and software development and supply
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Studio Genie Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Studio Genie Co., Ltd.
Total assets	₩ 648,534
Type of Business	Data communication service and data communication construction business
Total liabilities	₩ 276,933
Location	Korea
Operating revenues	₩ 90,047
Controlling percentage ownership	100.00%
Profit (loss) for the year	₩ (16,443)
Closing month	December
KHS Corporation [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KHS Corporation
Type of Business	Operation and maintenance of facilities
Location	Korea
Controlling percentage ownership	100.00%
Closing month	December
Lolab Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Lolab Co., Ltd.
Total assets	₩ 26,726
Type of Business	Truck transportation and trucking arrangement business
Total liabilities	₩ 897
Location	Korea
Operating revenues	₩ 2,107
Controlling percentage ownership	80.00%
Profit (loss) for the year	₩ (134)
Closing month	December
HCN Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	HCN Co., Ltd.
Type of Business	Cable television service
Location	Korea
Controlling percentage ownership	100.00%
Closing month	December
MEDIA GENIE Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	MEDIA GENIE Co., Ltd.
Type of Business	TV contents provider
Location	Korea
Controlling percentage ownership	100.00%
Closing month	December
KT Seezn Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Seezn Co., Ltd.
Type of Business	Movies, videos and TV contents production and distribution
Location	Korea
Controlling percentage ownership	100.00%
Closing month	December
BOOK CLUB MILLIE [Member]
Disclosure of subsidiaries [line items]
Subsidiary	BOOK CLUB MILLIE
Type of Business	Book contents service
Location	Korea
Controlling percentage ownership	38.60%
Closing month	December
KT ES Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT ES Pte. Ltd.
Total assets	₩ 240,331
Type of Business	Foreign investment business
Total liabilities	₩ 80,597
Location	Singapore
Operating revenues	₩ 15,157
Controlling percentage ownership	57.60%
Profit (loss) for the year	₩ (6,355)
Closing month	December
Epsilon Global Communications [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Global Communications Pte. Ltd.
Type of Business	Network service industry
Location	Singapore
Controlling percentage ownership	100.00%
Closing month	December
Epsilon Telecommunications [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications (SP) Pte. Ltd.
Type of Business	Fixed line telecommunication business
Location	Singapore
Controlling percentage ownership	100.00%
Closing month	December
Epsilon Telecommunications US Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications (US) Pte. Ltd.
Type of Business	Fixed line telecommunication business
Location	Singapore
Controlling percentage ownership	100.00%
Closing month	December
Epsilon Telecommunications Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications Limited
Type of Business	Fixed line telecommunication business
Location	UK
Controlling percentage ownership	100.00%
Closing month	December
7 D Digital Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiary	7D Digital Limited
Type of Business	Software development
Location	UK
Controlling percentage ownership	100.00%
Closing month	December
Epsilon Telecommunications HK Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications (HK) Limited
Type of Business	Fixed line telecommunication business
Location	Hong kong
Controlling percentage ownership	100.00%
Closing month	December
Epsilon US Inc [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon US Inc.
Type of Business	Fixed line telecommunication business
Location	USA
Controlling percentage ownership	100.00%
Closing month	December
Epsilon Telecommunications BG EOOD [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications (BG) EOOD
Type of Business	Employee support service
Location	Bulgaria
Controlling percentage ownership	100.00%
Closing month	December
Epsilon M E A General Trading LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon M E A General Trading LLC
Type of Business	Local counter work
Location	Dubai
Controlling percentage ownership	49.00%
Closing month	December
Nasmedia KTAlpha Future Growth Strategic Investment Fund [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia-KT Alpha Future Growth Strategic Investment Fund
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%
Closing month	December
KT Strategic Investment Fund [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund 6
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%
Closing month	December
Altimedia Corporation [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Altimedia Corporation
Total assets	₩ 32,338
Type of Business	Software development and delivery
Total liabilities	₩ 9,742
Location	Korea
Operating revenues	₩ 6,968
Controlling percentage ownership	100.00%
Profit (loss) for the year	₩ 1,037
Closing month	December
Alticast B V [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Alticast B.V.
Type of Business	Software development and delivery
Location	Netherlands
Controlling percentage ownership	100.00%
Closing month	December
Alticast Company Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Alticast Company Limited
Type of Business	Software development and delivery
Location	Vietnam
Controlling percentage ownership	100.00%
Closing month	December
Wirecard Vietnam Company Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Wirecard (Vietnam) Company Limited
Type of Business	Software sales business
Location	Vietnam
Controlling percentage ownership	100.00%
Closing month	December
KT Philippines [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Philippines
Total assets	₩ 3,641
Type of Business	Fixed line telecommunication business
Total liabilities	₩ 1,243
Location	Philippines
Operating revenues	₩ 0
Controlling percentage ownership	100.00%	40.00%
Profit (loss) for the year	₩ 0
Closing month	December